Note 13 - Commitments and Contingent Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Annual Lease Commitment	$ 228		$ 228
Operating Leases, Rent Expense, Net	63	56	232	243
Purchase Obligation	$ 6,231		$ 12,674